Cash and cash equivalents - Cash flow purpose (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and cash equivalents
Cash and short-term deposit	$ 9,326,072	$ 6,766,347
Less: Restricted deposit	(3,049,339)	(3,000,000)
Cash and cash equivalents	$ 6,276,733	$ 3,766,347	$ 479,076	$ 98,162